Stock Options (Details)			12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2008 2008 Stock Incentive Plan	Mar. 31, 2013 2008 Stock Incentive Plan Stock Options	Mar. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2011 2008 Stock Incentive Plan Stock Options	Dec. 31, 2010 2008 Stock Incentive Plan Stock Options	Jun. 30, 2012 2008 Stock Incentive Plan Stock Options Maximum	Dec. 31, 2008 2008 Stock Incentive Plan Stock Options Maximum	Dec. 31, 2008 2008 Stock Incentive Plan Stock Options Minimum	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan Stock Options	Dec. 31, 2012 2012 Stock Incentive Plan Stock Options	Dec. 31, 2011 2012 Stock Incentive Plan Stock Options	Dec. 31, 2010 2012 Stock Incentive Plan Stock Options	Jun. 08, 2012 2012 Stock Incentive Plan Stock Options	Jun. 08, 2012 2012 Stock Incentive Plan Stock Options Minimum
Stock Options
Outstanding Options with an exercise price less than $3.25 per share of Common Stock (in shares)						0
Authorized grants of common stock (in shares)					10,000,000															80,000
Purchase price percentage, grant date fair value of common stock granted													100.00%
Stock option term											7 years
Option exercise price as a percentage of the fair market value of the common stock at the date of grant																					100.00%
Stock option term												10 years
Number of options, Granted (in shares)			185,000	2,130,000			160,000	185,000	2,130,000	2,769,000				800	75,000	20,000
Stock options exercised (in shares)								0	0	35,000						0	0	0	0
Stock options exercisable (in shares)	0	17,000